Financial Instruments and Financial Risk Management - Summary of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 571	$ 694	$ 692
Interest on lease liabilities	15	$ 15
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities	3,906
Debt (Note 19(f))	7,262
Lease liabilities	745
Obligation to Neptune Bulk Terminals	189
ENAMI preferential dividend liability	368
Other liabilities	130
Estimated interest payments on debt	3,881
Interest on lease liabilities	98
Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt	1,019
Liquidity risk | Joint ventures where entity is venturer [member]
Disclosure of detailed information about financial instruments [line items]
Advances received	2,293
QB2 variable consideration to IMSA	135
Less Than 1 Year | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities	3,906
Debt (Note 19(f))	616
Lease liabilities	138
Obligation to Neptune Bulk Terminals	0
ENAMI preferential dividend liability	0
Other liabilities	0
Estimated interest payments on debt	417
Interest on lease liabilities	16
Less Than 1 Year | Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt	0
Less Than 1 Year | Liquidity risk | Joint ventures where entity is venturer [member]
Disclosure of detailed information about financial instruments [line items]
Advances received	0
QB2 variable consideration to IMSA	0
2–3 Years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities	0
Debt (Note 19(f))	796
Lease liabilities	164
Obligation to Neptune Bulk Terminals	28
ENAMI preferential dividend liability	0
Other liabilities	87
Estimated interest payments on debt	729
Interest on lease liabilities	22
2–3 Years | Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt	0
2–3 Years | Liquidity risk | Joint ventures where entity is venturer [member]
Disclosure of detailed information about financial instruments [line items]
Advances received	0
QB2 variable consideration to IMSA	135
4–5 Years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities	0
Debt (Note 19(f))	1,101
Lease liabilities	114
Obligation to Neptune Bulk Terminals	28
ENAMI preferential dividend liability	261
Other liabilities	31
Estimated interest payments on debt	590
Interest on lease liabilities	17
4–5 Years | Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt	0
4–5 Years | Liquidity risk | Joint ventures where entity is venturer [member]
Disclosure of detailed information about financial instruments [line items]
Advances received	0
QB2 variable consideration to IMSA	0
Thereafter | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities	0
Debt (Note 19(f))	4,749
Lease liabilities	329
Obligation to Neptune Bulk Terminals	133
ENAMI preferential dividend liability	107
Other liabilities	12
Estimated interest payments on debt	2,145
Interest on lease liabilities	43
Thereafter | Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt	1,019
Thereafter | Liquidity risk | Joint ventures where entity is venturer [member]
Disclosure of detailed information about financial instruments [line items]
Advances received	2,293
QB2 variable consideration to IMSA	$ 0